American Century California Tax-Free and Municipal Funds

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

CALIFORNIA HIGH-YIELD MUNICIPAL FUND * CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND * CALIFORNIA TAX-FREE BOND FUND
CALIFORNIA TAX-FREE MONEY MARKET FUND

Supplement dated May 15, 2006  *  Statement of  Additional  Information  dated
January 1, 2006

THE FOLLOWING REPLACES THE CHART ON PAGE 45.

     OTHER ACCOUNTS MANAGED

     The  portfolio   managers  also  may  be  responsible  for  the  day-to-day management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF AUGUST 31, 2005)
--------------------------------------------------------------------------------------------------------------
                                                                                          OTHER ACCOUNTS (E.G.,
                                       REGISTERED INVESTMENT    OTHER POOLED              SEPARATE ACCOUNTS AND
                                       COMPANIES (E.G., OTHER   INVESTMENT VEHICLES       CORPORATE ACCOUNTS,
                                       AMERICAN CENTURY FUNDS   (E.G., COMMINGLED         INCLUDING INCUBATION
                                       AND AMERICAN CENTURY-    TRUSTS AND 529            STRATEGIES AND
                                       SUBADVISED FUNDS)        EDUCATION SAVINGS PLANS)  CORPORATE MONEY)
--------------------------------------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------------------------------------
Steve Permut       Number of Other               1                        0                      0
                   Accounts Managed
                   -------------------------------------------------------------------------------------------
                   Assets in Other          $190,805,341                 N/A                    N/A
                   Accounts Managed
--------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE
--------------------------------------------------------------------------------------------------------------
Alan Kruss(1)      Number of Other               2                        0                      0
                   Accounts Managed
                   -------------------------------------------------------------------------------------------
                   Assets in Other          $100,943,020                 N/A                    N/A
                   Accounts Managed
--------------------------------------------------------------------------------------------------------------
CALIFORNIA LONG-TERM TAX-FREE
--------------------------------------------------------------------------------------------------------------
David MacEwen      Number of Other               5                        0                      3
                   Accounts Managed
                   -------------------------------------------------------------------------------------------
                   Assets in Other         $1,810,132,827                N/A                $44,331,443
                   Accounts Managed
--------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE BOND(2)
--------------------------------------------------------------------------------------------------------------
Robert J. Miller   Number of Other               1                        0                      0
                   Accounts Managed
                   -------------------------------------------------------------------------------------------
                   Assets in Other          $181,301,132                 N/A                    N/A
                   Accounts Managed
--------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET
--------------------------------------------------------------------------------------------------------------
Todd Pardula       Number of Other               0                        0                      0
                   Accounts Managed
                   -------------------------------------------------------------------------------------------
                   Assets in Other              N/A                      N/A                    N/A
                   Accounts Managed
--------------------------------------------------------------------------------------------------------------

(1)  MR. KRUSS BECAME  PORTFOLIO  MANAGER ON APRIL 21, 2006, AND  INFORMATION IS
     PROVIDED  AS OF THAT DATE.

(2)  FORMERLY KNOWN AS CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND.

THE FOLLOWING REPLACES THE CHART ON PAGE 47.

OWNERSHIP OF SECURITIES
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
California High-Yield Municipal
        Steve Permut                                       F
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
        Alan Kruss(1)                                      A
--------------------------------------------------------------------------------
California Long-Term Tax-Free
        David MacEwen                                      C
--------------------------------------------------------------------------------
California Tax-Free Bond Fund(2)
        Robert Miller(3)                                   C
--------------------------------------------------------------------------------
California Tax-Free Money Market
        Todd Pardula                                       C
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MR.  KRUSS  BECAME  PORTFOLIO  MANAGER ON APRIL 21,  2006.  INFORMATION  IS
     PROVIDED AS OF APRIL 1, 2006.

(2)  FORMERLY KNOWN AS CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND.

(3)  INFORMATION AS OF APRIL 17, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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